Fair value of financial instruments - Comparison of carrying amounts and fair values for assets and liabilities not held at fair value (Details) - GBP (£) £ in Millions		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Financial assets [abstract]
Loans and advances at amortised cost		£ 339,115	£ 326,406
Reverse repurchase agreements and other similar secured lending		3,379	2,308
Financial liabilities [abstract]
Repurchase agreements and other similar secured borrowing		(14,517)	(18,578)
Debt securities in issue		(76,369)	(82,286)
Subordinated liabilities		(18,156)	(20,559)	£ (23,826)
Level 1 of fair value hierarchy [member]
Financial assets [abstract]
Loans and advances at amortised cost	[1]	11,145	4,599
Reverse repurchase agreements and other similar secured lending		0	0
Financial liabilities [abstract]
Financial liabilities at amortised cost		(327,329)	(348,905)
Repurchase agreements and other similar secured borrowing		0	0
Debt securities in issue		0	0
Subordinated liabilities		0	0
Level 2 of fair value hierarchy [member]
Financial assets [abstract]
Loans and advances at amortised cost	[1]	73,378	68,955
Reverse repurchase agreements and other similar secured lending		3,379	2,308
Financial liabilities [abstract]
Financial liabilities at amortised cost		(78,659)	(40,106)
Repurchase agreements and other similar secured borrowing		(14,517)	(18,578)
Debt securities in issue		(76,142)	(78,315)
Subordinated liabilities		(18,863)	(21,049)
Level 3 of fair value hierarchy [member]
Financial assets [abstract]
Loans and advances at amortised cost	[1]	250,985	249,653
Reverse repurchase agreements and other similar secured lending		0	0
Financial liabilities [abstract]
Financial liabilities at amortised cost		(9,819)	(5,846)
Repurchase agreements and other similar secured borrowing		0	0
Debt securities in issue		(2,370)	(3,372)
Subordinated liabilities		0	0
Not held at fair value [member]
Financial assets [abstract]
Loans and advances at amortised cost	[1]	337,510	325,264
Reverse repurchase agreements and other similar secured lending		3,379	2,308
Financial liabilities [abstract]
Financial liabilities at amortised cost		(415,807)	(394,857)
Repurchase agreements and other similar secured borrowing		(14,517)	(18,578)
Debt securities in issue		(78,512)	(81,687)
Subordinated liabilities		(18,863)	(21,049)
Not held at fair value [member] | Lease Receivables [member]
Financial assets [abstract]
Loans and advances at amortised cost		2,002	2,057
Carrying amount [member]
Financial assets [abstract]
Loans and advances at amortised cost	[1]	339,115	326,406
Reverse repurchase agreements and other similar secured lending		3,379	2,308
Financial liabilities [abstract]
Financial liabilities at amortised cost		(415,787)	(394,838)
Repurchase agreements and other similar secured borrowing		(14,517)	(18,578)
Debt securities in issue		(76,369)	(82,286)
Subordinated liabilities		£ (18,156)	£ (20,559)

[1]

The fair value hierarchy for finance lease receivables presented within loans and advances at amortised cost, with fair value amounting to £ 2,002 m (2018: £ 2,057 m), is not required as part of the standard.